Teucrium AiLA Long-Short Base Metals Strategy ETF
Consolidated Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 92.0%
Deposit Accounts - 92.0%
U.S. Bank Deposit Account, 5.27% (a)	6,472,916	$6,472,916
TOTAL SHORT-TERM INVESTMENTS (Cost $6,472,916)		6,472,916

Total Investments (Cost $6,472,916) - 92.0%		6,472,916
Other assets and liabilities, net - 8.0%		566,093
TOTAL NET ASSETS - 100.0%		$7,039,009

Percentages are stated as a percent of net assets.
(a) The rate shown is the seven day yield as of July 31, 2023.

Teucrium AiLA Long-Short Base Metals Strategy ETF
Consolidated Schedule of Open Futures Contracts
July 31, 2023 (Unaudited)

Description	Number of Contracts Purchased	Settlement Month	Notional Value	Value and Unrealized Appreciation (Depreciation)
Long Contracts
Copper Futures (a)	1	March 2024	$100,938	$-
Copper Futures (a)	1	May 2024	101,075	-
LME Copper Futures (a)(b)	64	December 2023	14,148,000	380,057
LME Copper Futures (a)(b)	24	June 2024	5,317,500	276,458
LME Lead Futures (a)(b)	74	December 2023	3,976,113	92,385
LME Lead Futures (a)(b)	35	June 2024	1,884,969	44,702
LME Nickel Futures (a)(b)	5	August 2023	663,810	43,019
LME Nickel Futures (a)(b)	6	September 2023	799,272	26,081
LME Primary Aluminum Futures (a)(b)	121	December 2023	6,976,437	37,793
LME Primary Aluminum Futures (a)(b)	58	June 2024	3,448,840	92,409
LME Tin Futures (a)(b)	2	September 2023	287,020	(2,922)
LME Zinc Futures (a)(b)	16	December 2023	1,027,724	29,583
LME Zinc Futures (a)(b)	11	June 2024	708,760	59,780
				1,079,345
Short Contracts
LME Copper Futures (a)(b)	(71)	December 2023	(15,695,438)	(577,784)
LME Copper Futures (a)(b)	(33)	June 2024	(7,311,563)	(361,448)
LME Lead Futures (a)(b)	(74)	December 2023	(3,976,113)	(108,059)
LME Lead Futures (a)(b)	(35)	June 2024	(1,884,969)	(52,479)
LME Nickel Futures (a)(b)	(5)	August 2023	(663,810)	(25,207)
LME Nickel Futures (a)(b)	(6)	September 2023	(799,272)	(54,163)
LME Primary Aluminum Futures (a)(b)	(97)	December 2023	(5,592,681)	56,294
LME Primary Aluminum Futures (a)(b)	(36)	June 2024	(2,140,659)	(32,719)
LME Tin Futures (a)(b)	(2)	September 2023	(287,020)	548
LME Zinc Futures (a)(b)	(16)	December 2023	(1,027,724)	(33,292)
LME Zinc Futures (a)(b)	(11)	June 2024	(708,760)	(56,097)
				(1,244,406)
				$(165,061)

LME	London Metal Exchange
(a) All or a portion of this security is held by OAIB Cayman.
(b) LME futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$6,472,916	$-	$-	$6,472,916
Total Investments - Assets	$6,472,916	$-	$-	$6,472,916

Other Financial Instruments*
Open Long Futures Contracts	$1,079,345	$-	$-	$1,079,345
Open Short Futures Contracts	(1,244,406)	-	-	(1,244,406)
Total Open Futures Contracts	$(165,061)	-	-	$(165,061)

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as open futures contracts. Open futures contracts are reflected as the unrealized appreciation (depreciation) on the instrument.